Net Loss Per Common Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10Q) - shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Shares Underlying Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	6,642,344	7,099,010
Shares Underlying Options Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	7,495,128	6,474,527
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	444,313	753,528